Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (600,812)	$ 810,119	$ 552,813	$ 339,767
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest and dividend income on investments held in Trust Account	(491,297)	(2,101,363)	(1,345,016)	(2,641,407)
Changes in operating assets and liabilities:
Prepaid expenses	50,896	57,764	(236,625)	126,476
Accounts payable	33,078	409	79,440	(35,530)
Accrued expenses	179,584	277,981	76,420	403,630
Franchise tax payable	(57,433)	(119,334)	161,644	(88,666)
Income tax payable	(9,278)	(240,577)	248,508	(237,191)
Net cash used in operating activities	(895,262)	(1,315,001)	(462,816)	(2,132,921)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(117,875,000)
Proceeds from Trust Account to pay taxes	295,702	804,358		931,751
Proceeds from Trust Account for payment to redeeming stockholders	2,964,667	100,078,879		100,078,879
Net cash provided by investing activities	3,260,369	100,883,237	(117,875,000)	101,010,630
Cash Flows from Financing Activities:
Proceeds from convertible promissory note	1,700,000	1,000,000		1,000,000
Payment to redeeming stockholders	(2,964,667)	(100,078,879)		(100,078,879)
Proceeds from sale of private placement units			6,343,750
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discount paid			113,045,000
Proceeds from promissory note – related party			300,000
Repayment of Promissory note – related party			(300,000)
Advance from Sponsor for payment of formation costs			412
Repayment to Sponsor for payment of formation costs			(412)
Payment of offering costs			(590,370)
Net cash used in financing activities	(1,264,667)	(99,078,879)	118,823,380	(99,078,879)
Net Change in Cash	1,100,440	489,357	485,564	(201,170)
Cash – Beginning of period	284,394	485,564		485,564
Cash – End of period	1,384,834	974,921	485,564	284,394
Supplemental disclosure of non-cash investing and financing activities:
Excise tax related to redemption of Class A common stock	29,647	1,000,789		1,000,789
Shareholder non-redemption agreement		709,691		709,691
Accretion of Class A common stock subject to redemption to redemption amount	322,599	1,656,916	13,120,621	1,975,219
Reclassification of Class A common stock upon purchase by Holder and forfeiture of redemption rights	15,778,534
Fair value of Representative Shares			67,275
Deferred underwriting fee payable			4,025,000
Supplemental cash flow information
Cash paid for income and franchise taxes	$ 235,533	$ 845,824		$ 992,045